Debt Instruments - Breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Financial assets	€ 176,554	€ 184,596	€ 191,124
Debt instruments
Debt Instruments
Financial assets	176,554	184,596	191,124
Private fixed income
Debt Instruments
Financial assets	35,587	35,108	40,677
Private fixed income | Floating interest rate
Debt Instruments
Financial assets	7,829	10,348	13,721
Private fixed income | Fixed interest rate
Debt Instruments
Financial assets	16,353	12,878	9,348
Private fixed income | Securitized mortgage bonds
Debt Instruments
Financial assets	5,926	5,494	7,803
Private fixed income | Other asset back bonds
Debt Instruments
Financial assets	€ 5,479	€ 6,388	€ 9,805